Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments Required under Operating Leases that Have Initial or Remaining Non-Cancelable Lease Terms in Excess of One Year

Future minimum lease payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year as of September 30, 2015, are as follows (in thousands):

Amount
2015 (remaining three months)	$94
2016	104
2017	5

Total	$203